Leases - Schedule of the Break-up of Current and Non-current Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Break Up Of Current And Non Current Lease Liabilities [Abstract]
Lease liabilities	$ 101	$ 82
Lease liabilities	627	530
Total	$ 728	$ 612	$ 520